DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2021
Disclosure Of Description Of Business [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
ERYTECH Pharma S.A. (“ERYTECH,” and together with its subsidiary the “Company”) is incorporated in Lyon, France, and was founded in 2004 to develop and market innovative red blood cell-based therapeutics for cancer and orphan diseases.
The Company completed its initial public offering on Euronext Paris in May 2013, raising €17.7 million, and on the Nasdaq Global Select Market in November 2017, raising €124.0 million ($144.0 million on a gross basis before deducting offering expenses).
The Company has incurred losses and negative cash flows from operating activities since its inception and had shareholders’ equity of €22,845 thousand as of December 31, 2021 as a result of several financing rounds, including an initial public offering. The Company anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its product candidates in development.
The COVID-19 pandemic have resulted in a delay in patient enrollment in the TRYbeCA-1 trial in 2020 and thus in the interim analysis that occured in February 2021.We reported top-line final results on October 25, 2021. The Phase 3 TRYbeCA-1 trial did not meet the primary efficacy endpoint of overall survival (OS). Nevertheless, a preliminary analysis of the results of a subgroup of patients indicated a potential efficacy signal for patients treated with eryaspase in combination with FOLFIRI chemotherapy cocktail.
The Company’s future operations are highly dependent on a combination of factors, including: (i) the success of its research and development; (ii) regulatory approval and market acceptance of the Company’s proposed future products; (iii) the timely and successful completion of additional financing; and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Company is and should continue, in the short to mid-term, to be financed through partnership agreements for the development and commercialization of its drug candidates and through the issuance of new debt or equity instruments.
The situation on the financial markets and TRYBeCA-1 study result may impair the ability of the Company to raise capital when needed or on attractive terms.
The accompanying consolidated financial statements and related notes (the “Consolidated Financial Statements”) present the operations of ERYTECH Pharma S.A. and its subsidiary, ERYTECH Pharma, Inc.
Registered office of ERYTECH Pharma S.A.: 60 avenue Rockefeller, 69008, Lyon, France.
Major events of 2021
Business
Mars 2021
•On March 2,2021, ERYTECH has called a 6th OCABSA tranche for net proceeds of €2.9 million and has made a placement of 744,186 newly issued shares in the United States through its at-the-market ((ATM) equity financing program for the net proceeds of €6.4 million.
April 2021
•The company announced a $30.0 million Registered Direct Offering, after entering into definitive agreements with specified categories of investors for the purchase and sale of 1,034,483 units (“Units”), each Unit consisting of four ordinary shares in the form of American Depositary Shares (each an “ADS”) and three warrants, each to purchase one ordinary share (each a “Warrant”).The issuance of the 4,137,932 new ordinary shares underlying the ADSs resulted in an immediate capital increase of €24,868,971.30 (divided into a nominal amount of €413,793.20 and a total issuance premium of €24,455,178.10 and corresponding to a nominal value of ten cents (€0.10) plus an issuance premium of €5.91 per share issued), representing approximately 19.12% of the Company’s share capital and voting rights outstanding before the offering.
May 2021
•On May 19,2021, ERYTECH has called a 7th OCABSA tranche for net proceeds of €2.9 million
July August 2021
•The U.S. Food and Drug Administration (FDA) granted eryaspase Fast Track designation for the treatment of acute lymphocytic leukemia (ALL) patients who have developed hypersensitivity reactions to E. coli-derived pegylated asparaginase (PEG-ASNase).On July 22, 2021 and August 24, 2021, ERYTECH has called a 8th and 9th OCABSA tranches for net proceeds of €5.7 million.
October 2021
•The Company announced Maximum Tolerated Dose Declared in a Phase 1 Investigator Sponsored Trial of Eryaspase in First-Line Pancreatic Cancer
•The Company announced Results from TRYbeCA-1 Phase 3 Trial of Eryaspase in Patients with Second-line Advanced Pancreatic Cancer. The trial did not meet its primary endpoint of overall survival.
December 2021
•The Company announced $7.85 million Registered Direct Offering, after entering into definitive agreements with specified categories of investors for the purchase and sale of 769,608 units (“Units”), each Unit consisting of four ordinary shares in the form of American Depositary Shares (each an “ADS”) and three warrants, each to purchase one ordinary share (each a “Warrant”). The issuance of the 3,078,432 new ordinary shares underlying the ADSs will result in an immediate capital increase of €6,957,256.32 (divided into a nominal amount of €307,843.20 and a total issuance premium of €6,649,413.12 and corresponding to a nominal value of ten cents (€0.10) plus an issuance premium of €2.16 per Share issued), representing approximately 11.02% of the Company’s share capital and voting rights outstanding before the offering.
Management
No significant event to report
Major events of 2020
Business
February 2020:
•The Company received from Bpifrance a reimbursable advance of €2,979 thousand and a subsidy of €294 thousand (recorded in 2019) under the milestone n°6 of the TEDAC project.
•The Company entered into a strategic partnership with the German Red Cross Blood Donor Service Baden-Württemberg-Hessen (GRCBDS) for the supply of donor red blood cells to manufacture its product candidates, including eryaspase, in Europe and to complement the existing alliance with the French Blood Bank (EFS).
March 2020:
•The TRYbeCA-1 trial has continued to progress despite the challenges caused by the impact of the COVID-19 global pandemic, and patient enrollment has continued notwithstanding the increasing difficulties experienced by hospitals to organize the proper treatment and follow-up.
•The independent data monitoring committee (IDMC) of the TRYbeCA-1 trial reviewed the safety data of the first 320 patients enrolled and treated. In line with the two earlier safety reviews of the trial, no safety issues were identified, and the IDMC recommended the Company to continue the trial as planned.
April 2020:
•The U.S. Food and Drug Administration (FDA) has granted the Company Fast Track Designation for the development of eryaspase as a second-line treatment of patients with metastatic pancreatic cancer.
May 2020:
•The Company announced it will be part of EVIDENCE, a public-private consortium supported by the European Union in the framework of the EU Horizon 2020 program. The EVIDENCE consortium, consisting of leading experts in the field of red blood cell research, will explore how red blood cells are influenced by their extra-cellular environment.
June 2020:
•The Company announced that the ongoing Phase 2 clinical trial, sponsored by the Nordic Society of Paediatric Haematology and Oncology (NOPHO) of eryaspase in second-line acute lymphoblastic leukemia (ALL) patients has reached its target enrollment of 50 patients. Preliminary findings of the trial suggest that eryaspase achieved the target level and duration of asparaginase activity in these patients. Moreover, the addition of eryaspase to the combination chemotherapy was associated with an acceptable tolerability profile, enabling the majority of these patients to receive their fully intended courses of asparaginase. Recent data have confirmed that discontinuation of asparaginase therapy in ALL patients has been associated with inferior disease free survival.
•The Company signed a financing agreement with Luxembourg-based European High Growth Opportunities Securitization Fund, represented by its asset manager European High Growth Opportunities Manco SA (entities related to Alpha Blue Ocean), in the form of convertible notes with share subscription warrants attached (“OCABSA”), allowing a potential financing arrangement of up to a maximum of €60 million, subject to the regulatory limit of 20% dilution.
July/August 2020:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued two tranches of €3 million each (60 OCABSA) on July 6, 2020 and on August 24, 2020, respectively.
September 2020:
•The Company established a financing facility with the implementation of an at-the-market program on Nasdaq with Cowen allowing the Company to issue and sell ordinary shares in the form of American Depositary Shares ("ADSs"), to eligible investors at market prices, with aggregate gross sales proceeds of up to $30 million (subject to a regulatory limit of 20% dilution), from time to time, pursuant to the terms of a sales agreement.
November 2020:
•The Company received two loans of €5.0 million each, in the form of State-Guaranteed Loan (Prêt Garanti par l’Etat, or PGE, in France) with Bpifrance and Société Générale in the context of the COVID-19 pandemic.
November/December 2020:
•As part of the convertible notes’ agreement signed in June 2020, the Company issued three tranches of €3.0 million each (60 OCABSA) on November 17, 2020, December 7, 2020 and December 22 , respectively.
December 2020:
•The Company announced positive results from eryaspase Phase 2 Trial in Acute Lymphoblastic Leukemia ("ALL"). The study confirms the potential of eryaspase as an attractive treatment option for ALL patients with hypersensitivity to PEG-asparaginase. The Phase 2 NOR-GRASPALL-2016 trial evaluated the safety and pharmacological profile of eryaspase in ALL patients who had previously experienced hypersensitivity reactions to pegylated asparaginase therapy. The trial was conducted by the Nordic Society of Pediatric Hematology and Oncology (NOPHO). Primary objectives of the trial were asparaginase enzyme activity and safety. Both endpoints were met.
•The Company announced the completion of enrollment in the TRYbeCA-1 Phase 3 trial in second-line pancreatic cancer.
Management
March 2020:
•Appointment of Melanie Rolli, M.D., as member of the Company’s Board of Directors.
October 2020:
•Appointment of Stewart Craig as Chief Technical Officer
Major events of 2019
Business
May 2019:
•Acceptance by the U.S. Food and Drug Administration (FDA) of the Company’s Investigational New Drug (IND) application for eryaspase, consisting of the enzyme L-asparaginase encapsulated inside donor derived red blood cells. The acceptance of the IND will enable ERYTECH to initiate enrollment at U.S. clinical trial sites for its ongoing pivotal Phase 3 TRYbeCA-1trial evaluating eryaspase in second-line pancreatic cancer.
June 2019:
•Opening of a new U.S.-based GMP manufacturing facility in Princeton, New Jersey, United States. The facility will support production capacity needs for eryaspase, the Company’s lead product candidate, for patients in the United States.
•The Company signed an agreement with SQZ Biotechnologies (SQZ), a cell therapy company developing novel treatments in multiple therapeutic areas, to collaborate on the advancement of novel red blood cell-based therapeutics for immune modulation. The Company is eligible to receive up to $57 million in combined upfront and potential development, regulatory and commercial milestone payments for the first product successfully developed by SQZ under this agreement. The Company will also be eligible to receive sales royalties.
•Enrollment of first patient in the Phase 2 clinical trial, named TRYbeCA-2, evaluating the Company’s lead product candidate, eryaspase, for the treatment of first line triple negative breast cancer (TNBC).
November 2019:
•The Company achieved two important milestones for the TRYbeCA-1 Phase 3 clinical trial of eryaspase in second line metastatic pancreatic cancer. TRYbeCA-1 was opened for patient enrollment in the United States and the first site was activated. The manufacturing of eryaspase for the patients to be treated in the United States will take place at the Company’s newly established manufacturing facility in Princeton, New Jersey.
•Publication of the full results from the Phase 2b trial evaluating eryaspase in metastatic pancreatic in the European Journal of Cancer.
Management
January 2019:
•Eric Soyer was appointed as Deputy General Manager of the Company.
June 2019:
•Dr. Jean-Paul Kress was appointed as Chairman of the Board of Directors by the Board of Directors following his appointment as board member at the Company’s Annual General Meeting of Shareholders held on June 21, 2019. Dr. Kress has over 25 years’ experience as a senior executive officer in international biotechnology and pharmaceutical groups. He was Chairman and Chief Executive Officer of Syntimmune (Cambridge, MA, US) until the end of 2018, when the company was acquired by Alexion Pharmaceuticals.